Loans Receivable, Net (Details)				6 Months Ended	12 Months Ended
	Dec. 19, 2025 HKD ($)	Apr. 14, 2025 USD ($)	Apr. 09, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 19, 2025 USD ($)
Loans Receivable, Net [Line Items]
Bank borrowings, current				$ 626,985	$ 1,173,306
Loans provided	$ 35,000,000			$ 4,097,175	$ 4,039,546
Maximum principal amount						$ 4,463,147
Leisure Stream Ltd [Member]
Loans Receivable, Net [Line Items]
Bank borrowings, current			$ 500,000
Loan term				1 year
Interest rate			8.00%
Power Partner Captial Limited [Member]
Loans Receivable, Net [Line Items]
Bank borrowings, current		$ 1,000,000
Loan term				1 year
Interest rate		8.00%
Maturity date				Dec. 18, 2026